DEFERRED EXPENSES - RIGHT OF USE	12 Months Ended
Dec. 31, 2019
Disclosure of deferred expenses - right of use [Abstract]
DEFERRED EXPENSES - RIGHT OF USE
NOTE 12 – DEFERRED EXPENSES – RIGHT OF USE

New Israeli Shekels in millions
Cost
Balance at January 1, 2017	516
Additional payments in 2017	113
Balance at December 31, 2017	629
Additional payments in 2018	107
Balance at December 31, 2018	736
Share in PHI's accounts included as of Jan 1, 2019	(169)
Additional payments in 2019	51
Balance at December 31, 2019	618

Accumulated amortization and impairment
Balance at January 1, 2017	413
Amortization in 2017	40
Balance at December 31, 2017	453
Amortization in 2018	47
Balance at December 31, 2018	500
Share in PHI's accounts included as of Jan 1, 2019	(38)
Amortization in 2019	28
Balance at December 31, 2019	490

Carrying amount, net at December 31, 2017	176

Carrying amount, net at December 31, 2018	236
Current	51
Non-current	185

Carrying amount, net at December 31, 2019	128
Current	26
Non-current	102

See also note 2(g) and note 17(4).

The amortization and impairment charges are charged to cost of revenues in the statement of income.